Fixed Assets and Right of Use Assets and Obligation for Lease Contracts	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about leases for lessee [abstract]
FIXED ASSETS AND RIGHT OF USE ASSETS AND OBLIGATION FOR LEASE CONTRACTS

NOTE 14

FIXED ASSETS AND RIGHT OF USE ASSETS AND OBLIGATION FOR LEASE CONTRACTS

a.	As of December 31, 2021 and 2020, the composition of property, plant, and equipment balances are composed as follows:

		As of December 31, 2021
	Net opening balance as of January 1, 2021	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$

Land and buildings	167,694	321,631	(161,422)	160,209
Equipment	52,448	278,176	(220,607)	57,569
Other	20,712	82,433	(63,272)	19,161
Total	240,854	682,240	(445,301)	236,939

		As of December 31, 2020
	Net opening balance as of January 1, 2020	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$

Land and buildings	173,061	308,499	(140,805)	167,694
Equipment	55,494	243,084	(190,636)	52,448
Other	22,206	75,159	(54,447)	20,712
Total	250,761	626,742	(385,888)	240,854

b.	The changes in the value of property, plant, and equipment as of December 31, 2021 and 2020 is as follows:

b.1	Gross balance

	Land and buildings	Equipment	Other	Total
2021	MCh$	MCh$	MCh$	MCh$

Balances as of January 1, 2021	308,499	243,084	75,159	626,742
Additions	16,688	37,275	4,032	57,995
Disposals	(52)	(1,854)	(592)	(2,498)
Impairment due to damage	-	-	-	-
Other	(3,504)	(329)	3,834	1
Balances as of December 31, 2021	321,631	278,176	82,433	682,240

	Land and buildings	Equipment	Other	Total
2020	MCh$	MCh$	MCh$	MCh$

Balances as of January 1, 2020	302,405	219,600	69,758	591,763
Additions	17,790	25,233	7,500	50,523
Disposals	(11,696)	(1,749)	(2,099)	(15,544)
Impairment due to damage	-	-	-	-
Other	-	-	-	-
Balances as of December 31, 2020	308,499	243,084	75,159	626,742

b.2	Accumulated depreciation

	Land and buildings	Equipment	Other	Total
2021	MCh$	MCh$	MCh$	MCh$

Balances as of January 1, 2021	(140,805)	(190,636)	(54,447)	(385,888)
Depreciation charges in the period	(20,620)	(30,976)	(9,308)	(60,904)
Sales and disposals in the period	4	1,005	483	1,492
Other	-	-	-	0
Balances as of December 31, 2021	(161,422)	(220,607)	(63,272)	(445,301)

	Land and buildings	Equipment	Other	Total
2020	MCh$	MCh$	MCh$	MCh$

Balances as of January 1, 2020	(129,344)	(164,106)	(47,552)	(341,002)
Depreciation charges in the period	(19,026)	(28,370)	(8,915)	(56,311)
Sales and disposals in the period	12,381	1,840	2,020	16,241
Other	(4,816)	-	-	(4,816)
Balances as of December 31, 2020	(140,805)	(190,636)	(54,447)	(385,888)

c.	The composition of the right of use assets as of December 31, 2021 and 2020 is as follows:

		As of December 31, 2021
	Opening balances as of January 1, 2021	Gross balance	Accumulated depreciation	Net balance
2021	MCh$	MCh$	MCh$	MCh$
Land and building	147,997	212,446	(74,567)	137,879
Other	-	-	-	-
Total	147,997	212,446	(74,567)	137,879

		As of December 31, 2020
	Opening balances as of January 1, 2020	Gross balance	Accumulated depreciation	Net balance
2020	MCh$	MCh$	MCh$	MCh$
Land and building	157,572	197,573	(49,576)	147,997
Other	-	-	-	-
Total	157,572	197,573	(49,576)	147,997

d.	The movement of the right of use assets under lease during the 2021 and 2020 period, is as follows:

d.1	Gross balance

	Land and building	Other	Total
2021	MCh$	MCh$	MCh$
Balances as of January 1, 2021	197,573	-	197,573
Additions	25,582	-	25,582
Disposals	(10,709)	-	(10,709)
Impairment	-	-	-
Other	-		-
Balances as of December 31, 2021	212,446	-	212,446

	Land and building	Other	Total
2020	MCh$	MCh$	MCh$
Balances as of January 1, 2020	182,910	-	182,910
Additions	24,136	-	24,136
Disposals	(9,473)	-	(9,473)
Impairment	-	-	-
Other	-	-	-
Balances as of December 31, 2020	197,573	-	197,573

d.2	Accumulated amortization

	Land and building	Other	Total
2021	MCh$	MCh$	MCh$
Balances as of January 1, 2021	(49,576)	-	(49,576)
Amortization for the period	(28,899)	-	(28,899)
Sales and disposals during the period	3,908	-	3,908
Transfers	-	-	-
Others	-	-	-
Balances as of December 31, 2021	(74,567)	-	(74,567)

	Land and building	Other	Total
2020	MCh$	MCh$	MCh$
Balances as of January 1, 2020	(25,338)	-	(25,338)
Amortization for the period	(27,731)	-	(27,731)
Sales and disposals during the period	3,496	-	3,496
Transfers	-	-	-
Others	(3)	-	(3)
Balances as of December 31, 2020	(49,576)	-	(49,576)

e.	Lease liability:

As of December 31, 2021 and 2020, the composition of lease liability balances are composed as follows:

	As of December 31,
	2021	2020
	MCh$	MCh$
Lease liability	139,795	149,585
Total	139,795	149,585

f.	Expenses associated with assets for the right of use leased assets and lease liability

	As of December 31,
	2021	2020
	MCh$	MCh$
Depreciation	28,899	27,731
Interests	2,283	2,651
Short term lease	3,844	1,625
Total	35,026	32,007

g.	As of December 31, 2021 and 2020, the maturity level of the lease liability, according to their contractual maturity is as follows:

	As of December 31,
	2021	2020
	MCh$	MCh$
Due within 1 year	23,391	25,526
Due after 1 year but within 2 years	23,390	23,461
Due after 2 years but within 3 years	21,730	21,472
Due after 3 years but within 4 years	18,888	19,343
Due after 4 years but within 5 years	16,360	16,336
Due after 5 years	36,036	43,447
Total	139,795	149,585

h.	Operational leases – lessor

As of December 31, 2021 and 2020, the future minimum lease cash inflows under non-cancellable operating leases are as follows:

	As of December 31,
	2021	2020
	MCh$	MCh$
Due within 1 year	1,062	740
Due after 1 year but within 2 years	1,081	1,015
Due after 2 years but within 3 years	902	736
Due after 3 years but within 4 years	690	639
Due after 4 years but within 5 years	624	448
Due after 5 years	1,403	1,283
Total	5,762	4,861

i.	As of December 31, 2021 and 2020, the Bank has no financial leases which cannot be unilaterally rescinded.

j.	The Bank has no restriction on property, plant and equipment as of December 31, 2021 and 2020. Additionally, the property, plant and equipment have not been provided as guarantees of financial liabilities. The Bank has no debt in connection with property, plant and equipment.